Consulting Agreement Related Party (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Jan. 31, 2023	Sep. 30, 2024
Consulting Agreement [Member]
Service fee	$ 250,000
Contract period		12 months
Debt Consolidation Agreement [Member]
Service fee		$ 250,000